Taxes	12 Months Ended
Sep. 30, 2023
Taxes
Taxes

Note 17 – Taxes

Corporation Income Tax

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

CN Energy is incorporated in the British Virgin Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the British Virgin Islands.

Under the Hong Kong tax laws, an entity, that incorporated under the laws of Hong Kong China, is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis. The PRC tax authorities grant preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Since Khingan Forasen was approved as an HNTE in November 2016, Khingan Forasen and its branch office, Biopower Plant, are entitled to a reduced income tax rate of 15% beginning November 2016. On December 16, 2021, Khingan Forasen successfully renewed its HNTE certificate and is able to enjoy the reduced income tax rate in the next three years. In addition, according to the national comprehensive utilization of resources program, 10% of the revenue generated from selling certain products is exempt from income tax, upon approval by the tax authority. In fiscal year 2021, the local tax authority notified the Company that its revenue generated from activated carbon did not qualify for the tax exemption from 2018 to 2020 because activated carbon was not included in the program, and the Company paid approximately$135,000 income tax as assessed by the tax authority (see the prior year true-up below). Starting January 1, 2021, activated carbon has been included in the program, and the Company expects to be able to enjoy the income tax exemption going forward.

The impact of the reduced tax rate noted above decreased the Company’s income taxes by $12,251, $230,332, and $245,816 for the fiscal years ended September 30, 2023, 2022, and 2021, respectively. The benefits of the reduced tax rate and tax exemption on net income per share (basic and diluted) were $0.01, $0.32, and $0.49 for the fiscal years ended September 30, 2023, 2022 and 2021, respectively.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the fiscal years ended September 30,
	2023	2022	2021
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	0.5%	(10.2%)	(14.2%)
Research and development (“R&D”) tax credit	2.9%	(3.5%)	(3.0%)
Exempt income	0.9%	-	-
Effect of non-taxable government subsidy income	-	(4.8%)	(1.0%)
Non-PRC entities not subject to PRC tax	(20.8%)	9.8%	8.7%
Change in valuation allowance	0.5%	(2.4%)	0.9%
Prior year true-up	-	-	7.8%
Others	(1.4%)	2.2%	1.0%
Effective tax rate	7.6%	16.1%	25.2%

The provision for income tax consisted of the following:

	For the fiscal years ended September 30,
	2023	2022	2021
Current income tax provision	$(203,551)	$323,306	$353,456
Deferred income tax provision	(18,571)	(9,033)	83,893
Income tax provision	$(222,122)	$314,273	$437,349

Deferred tax liabilities and assets attributable to different tax jurisdictions are not offset. Components of deferred tax assets and liabilities were as follows:

	September 30,	September 30,
Deferred tax assets:	2023	2022

Net operating loss carryforwards	$6,152,427	$60,387
Allowance on receivables	583,463
Allowance on inventory	344,474
Valuation allowance on net operating loss	(7,080,364)	(60,387)
Total	-	-

Deferred tax liabilities:
Accelerated depreciation of equipment	$34,153	$53,443
Total	$34,153	$53,443

The Company’s PRC subsidiaries had cumulative net operating loss of approximately $24.6 million and $0.2 million as of September 30, 2023 and 2022, respectively, which may be available for reducing future taxable income.

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, valuation allowance of $7.1 million and $60,387 was recorded against the gross deferred tax asset balance at September 30, 2023 and 2022, respectively. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that the Company will not generate sufficient future taxable income to utilize this portion of the net operating loss. The net change in valuation allowance for the fiscal years ended September 30, 2023, 2022 and 2021 was an increase of $7.0 million, a decrease of $226,799, and an increase of $29,336, respectively.